UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09679

Adelante Funds
(Exact name of registrant as specified in charter)

555 12th Street
Oakland, CA 94607
(Address of principal executive offices)

Adelante Capital Management LLC
555 12th Street
Oakland, CA 94607

 (Name and address of agent for service)
Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: July 31, 2008

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, (17 CFR 270.30e-1)

Adelante Funds:

Adelante U.S. Real Estate Securities Fund

Semi-Annual Report

July 31, 2008

Shares of Adelante Funds are distributed by an independent third party, UMB Distribution Services, LLC.

To Our Shareholders:

We are pleased to present Adelante Fund’s 2008 Semi-Annual Report.

In the following pages, you will find detailed financial information for Adelante U.S. Real Estate Securities Fund for the six months ended July 31, 2008.

In the event you have questions regarding this report, or Adelante Funds in general, please call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Adelante Funds. We look forward to serving you in the months and years ahead.

Sincerely,

Adelante Funds
UMB Distribution Services, LLC, Distributor

Adelante U.S. Real Estate Securities Fund

Expense Example (Unaudited)
For the six months Ended July 31, 2008

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Class K			Class Y
	Beginning account value 2/1/08	Ending account value 7/31/08	Expenses paid during period 2/1/08 – 7/31/08 [1]	Beginning account value 2/1/08	Ending account value 7/31/08	Expenses paid during period 2/1/08 – 7/31/08 [1]
Actual	$1,000.00	$999.20	$5.47	$1,000.00	$1,000.30	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.53	$5.52	$1,000.00	$1,020.52	$4.52

[1] Expenses are equal to the Funds’ annualized expense ratios (1.10% for Class K and 0.90% for Class Y), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Adelante U.S. Real Estate Securities Fund

Schedule of Investments
July 31, 2008 (Unaudited)

Number
of Shares			Value

	Common Stocks	93.0%

	Apartments	20.4%
12,500	AvalonBay Communities, Inc.		$1,246,375
14,710	BRE Properties, Inc.		719,025
25,270	Equity Residential		1,090,906
7,460	Essex Property Trust, Inc.		905,271
5,600	Post Properties, Inc.		178,024
13,300	UDR, Inc.		339,682
			4,479,283

	Diversified/Specialty	9.2%
830	Alexander's, Inc.*		294,434
3,000	Forest City Enterprises, Inc., Class A		78,210
14,935	Vornado Realty Trust		1,419,871
6,600	Washington Real Estate Investment Trust		226,116
			2,018,631

	Industrial	11.1%
15,870	AMB Property Corporation		776,995
31,200	DCT Industrial Trust, Inc.		264,264
5,800	EastGroup Properties, Inc.		269,120
23,180	ProLogis		1,133,039
			2,443,418

	Industrial Mixed	2.7%
9,290	Kilroy Realty Corporation		425,575
4,690	Liberty Property Trust		170,716
			596,291

	Office	22.0%
5,110	Alexandria Real Estate Equities, Inc.		527,659
5,100	BioMed Realty Trust, Inc.		131,580
13,400	Boston Properties, Inc.		1,288,945
7,241	Brandywine Realty Trust		116,218
20,175	Brookfield Properties Corporation		380,904
14,850	Corporate Office Properties Trust		577,368
18,200	Douglas Emmett, Inc.		428,246
4,200	Highwoods Properties, Inc.		153,300
3,990	Mack-Cali Realty Corporation		153,136
9,500	Mission West Properties, Inc.		94,050
11,840	SL Green Realty Corporation		986,746
			4,838,152
See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Schedule of Investments
July 31, 2008 (Unaudited)

Number
of Shares			Value

	Retail - Local	7.8%
3,900	Equity One, Inc.		$75,309
8,340	Federal Realty Investment Trust		605,567
12,030	Regency Centers Corporation		715,785
6,400	Saul Centers, Inc.		310,208
			1,706,869

	Retail - Regional	19.8%
37,410	General Growth Properties, Inc.		1,025,408
9,790	The Macerich Company		541,681
22,390	Simon Property Group, Inc.		2,073,986
14,700	Taubman Centers, Inc.		705,600
			4,346,675

	Total common stocks (cost $16,758,509)		20,429,319

	Preferred Stocks	3.9%

	Diversified/Specialty	1.4%
15,800	Vornado Realty Trust, Series I		316,790

	Industrial Mixed	0.8%
8,200	Kilroy Realty Corporation, Series E		173,143

	Office	1.2%
13,000	Corporate Office Properties, Series H		264,680

	Retail - Local	0.5%
4,800	Regency Centers Corporation, Series C		105,888

	Total preferred stocks (cost $967,134)		860,501

	Short-Term Investment	3.3%
714,082	Federated Government Obligations Fund I		714,082

	Total short-term investment (cost $714,082)		714,082

	Total Investments	100.2%
	(Cost $18,439,725)		22,003,902

	Liabilities less other assets	(0.2)%	(42,835)

	NET ASSETS	100.0%	$21,961,067

* Non-income producing.
See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Sector Breakdown (Unaudited)
July 31, 2008

* Based on total investment value.

Adelante U.S. Real Estate Securities Fund

Statement of Assets and Liabilities
July 31, 2008 (Unaudited)

ASSETS:
Investments, at value (cost $18,439,725)	$22,003,902
Interest and dividends receivable	4,441
Due from advisor	39,350
Prepaid expenses	37,081

Total assets	22,084,774

LIABILITIES:
Payable for investments purchased	72,045
Other accrued expenses	51,662

Total liabilities	123,707

NET ASSETS	$21,961,067

NET ASSETS CONSIST OF:
Paid-in-capital	$18,159,982
Undistributed net investment income	250,100
Accumulated undistributed net realized loss on investments	(13,192)
Net unrealized appreciation on investments	3,564,177

NET ASSETS	$21,961,067

SHARES OUTSTANDING, $0.0001 par value,
(Unlimited shares authorized)
Class K	446,700
Class Y	1,615,293

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Class K
(based on net assets $4,818,816 and shares outstanding 446,700)	$10.79
Class Y
(based on net assets $17,142,251 and shares outstanding 1,615,293)	$10.61

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Statement of Operations
Six Months Ended July 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$392,059
Interest	6,342

Total investment income	398,401

EXPENSES:
Professional fees	90,265
Investment advisory fees (see note 5)	89,461
Administration and accounting fees	41,154
Shareholder servicing fees	34,323
Trustees' fees and expenses	25,305
Reports to shareholders	15,186
Insurance expense	14,631
Federal and state registration fees	12,930
Custody fees	7,075
Distribution fees (see note 5)	6,247
Other expenses	1,742

Total expenses before waiver and reimbursement of expenses	338,319

Less: Waiver and reimbursement of expenses	(232,677)

Net expenses	105,642

NET INVESTMENT INCOME	292,759

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments	(442,357)
Change in unrealized appreciation on investments	179,731
Net loss on investments	(262,626)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$30,133

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Statements of Changes in Net Assets
	Six Months Ended
	July 31, 2008	Year Ended
	(Unaudited)	January 31, 2008
OPERATIONS:
Net investment income	$292,759	$739,882
Net realized gain/(loss) on investments	(442,357)	3,259,083
Change in unrealized appreciation/(depreciation) on investments	179,731	(13,571,623)
Net increase/(decrease) in net assets resulting from operations	30,133	(9,572,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class K shares	632,393	3,519,391
Class Y shares	2,336,247	8,586,814
Shares issued to shareholders in reinvestment of distributions
Class K shares	67,324	1,472,519
Class Y shares	234,992	4,311,458
Payments for shares redeemed
Class K shares	(679,495)	(8,511,720)
Class Y shares	(2,135,772)	(11,506,178)
Net increase (decrease) from capital share transactions	455,689	(2,127,716)

DISTRIBUTIONS PAID FROM:
Net investment income
Class K shares	(68,222)	(31,029)
Class Y shares	(280,112)	(161,165)
Net realized gains
Class K shares	—	(1,466,079)
Class Y shares	—	(4,899,180)
Total distributions	(348,334)	(6,557,453)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	137,488	(18,257,827)

NET ASSETS:
Beginning of year	21,823,579	40,081,406

End of period	$21,961,067	$21,823,579

Undistributed Net Investment Income	$250,100	$192,964

Adelante U.S. Real Estate Securities Fund

Financial Highlights	Class K		Class K	Class K	Class K	Class K	Class K
For a Fund Share Outstanding Throughout the Year/Period.	Six Months Ended July 31, 2008 (Unaudited)		Year Ended January 31, 2008	Year Ended January 31, 2007	Year Ended January 31, 2006	Year Ended January 31, 2005	Year Ended January 31, 2004

Net Asset Value, Beginning of Year/Period	$10.95		$20.08	$19.07	$17.92	$17.23	$12.76

Income from Investment Operations:
Net investment income/(loss)	(0.17)		0.39	0.46 (1)	0.57	0.65	0.61
Net realized and unrealized gain/(loss) on investments	0.16		(5.35)	6.29 (1)	5.05	2.09	4.55
Total from investment operations	(0.01)		(4.96)	6.75	5.62	2.74	5.16

Distributions to Shareholders:
Dividends from net investment income	(0.15)		(0.05)	(0.11)	(0.26)	(0.52)	(0.58)
Distributions from capital gains	—		(4.12)	(5.63)	(4.21)	(1.53)	(0.11)
Total distributions	(0.15)		(4.17)	(5.74)	(4.47)	(2.05)	(0.69)

Net Asset Value, End of Year/Period	$10.79		$10.95	$20.08	$19.07	$17.92	$17.23

Total Return	(0.08)%		(24.69)%	38.43%	33.14%	15.19%	41.21%

Supplemental Data and Ratios:

Net assets, end of year/period	$4,818,816		$4,876,578	$12,525,326	$15,947,297	$18,350,017	$28,984,996
Ratio of expenses to average net assets	1.10	%(2)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses before waivers to
average net assets	3.90	%(2)	2.81%	2.72%	2.55%	2.10%	2.23%
Ratio of net investment income to
average net assets	2.46	%(2)	1.99%	2.16%	3.05%	3.38%	4.01%
Ratio of net investment income/loss before
waivers to average net assets	(0.35	)%(2)	0.43%	0.69%	1.75%	2.54%	3.04%
Portfolio turnover rate	24	%(3)	39%	45%	31%	32%	15%

(1) Calculated based on average shares outstanding during the year/period.
(2) Annualized.
(3) Not annualized for periods less than a year.

See notes to financial statements.

10-11

Adelante U.S. Real Estate Securities Fund

Financial Highlights	Class Y		Class Y	Class Y	Class Y	Class Y	Class Y
For a Fund Share Outstanding Throughout the Year/Period.	Six Months Ended July 31, 2008 (Unaudited)		Year Ended January 31, 2008	Year Ended January 31, 2007	Year Ended January 31, 2006	Year Ended January 31, 2005	Year Ended January 31, 2004

Net Asset Value, Beginning of Year/Period	$10.78		$19.87	$18.92	$17.81	$17.12	$12.64

Income from Investment Operations:
Net investment income/(loss)	(0.07)		0.36	0.51 (1)	0.65	0.67	0.64
Net realized and unrealized gain/(loss) on investments	(0.07)		(5.22)	6.23 (1)	4.99	2.12	4.55
Total from investment operations	—		(4.86)	6.74	5.64	2.79	5.19

Distributions to Shareholders:
Dividends from net investment income	(0.17)		(0.11)	(0.16)	(0.32)	(0.57)	(0.60)
Distributions from capital gains	—		(4.12)	(5.63)	(4.21)	(1.53)	(0.11)
Total distributions	(0.17)		(4.23)	(5.79)	(4.53)	(2.10)	(0.71)

Net Asset Value, End of Year/Period	$10.61		$10.78	$19.87	$18.92	$17.81	$17.12

Total Return	0.03%		(24.52)%	38.76%	33.51%	15.62%	41.88%

Supplemental Data and Ratios:

Net assets, end of year/period	$17,142,251		$16,947,001	$27,556,080	$21,271,290	$15,580,015	$17,093,188
Ratio of expenses to average net assets	0.90	%(2)	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of expenses before waivers to average net assets	2.76	%(2)	2.01%	2.07%	2.05%	1.88%	2.06%
Ratio of net investment income to average net assets	2.66	%(2)	2.27%	2.50%	3.32%	3.68%	4.27%
Ratio of net investment income before	0.79	%(2)	1.23%	1.40%	2.24%	2.78%	3.19%
Portfolio turnover rate	24	%(3)	39%	45%	31%	32%	15%

(1) Calculated based on average shares outstanding during the year/period.
(2) Annualized.
(3) Not annualized for periods less than a year.

See notes to financial statements.

12-13

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements
July 31, 2008 (Unaudited)

1. Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. The Fund’s Class K and Class Y shares commenced operations on February 16, 2000. As of July 31, 2008, the Fund’s Class K and Class Y shares are outstanding. Adelante Capital Management LLC (the “Adviser”) is the Fund’s investment adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.
Investment Valuation – In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a sec urity is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of February 1, 2008. Under FAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2008 (Unaudited)

Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 7/31/2008:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 21,289,820	—
Level 2 – Other Significant Observable Inputs	$ 714,082	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$ 22,003,902	—

*	Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At July 31, 2008, the Fund had no financial instruments subject to this disclosure.

Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of July 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in the current fiscal year. At July 31, 2008, the fiscal years 2005 through 2008 remain open to examination in the Fund’s major tax jurisdictions.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2008 (Unaudited)

Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Expenses – Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

Indemnifications – Under the Fund’s organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2008 (Unaudited)

3. Capital Transactions

Transactions of the Fund were as follows:
	Six Months Ended July 31, 2008		Six Months Ended January 31, 2008
Class K Shares:	Shares	Dollars	Shares	Dollars
Shares sold	56,733	$632,393	187,716	$3,519,391
Shares issued to holders in reinvestment of dividends and capital gains	6,201	67,323	133,584	1,472,519
Shares redeemed	(61,631)	(679,495)	(499,744)	(8,511,720)
Net decrease	1,303	$20,221	(178,444)	$(3,519,810)

	Six Months Ended July 31, 2008		Six Months Ended January 31, 2008
Class Y Shares:	Shares	Dollars	Shares	Dollars
Shares sold	219,567	$2,336,247	507,016	$8,586,814
Shares issued to holders in reinvestment of dividends and capital gains	21,998	234,992	394,846	4,311,458
Shares redeemed	(197,661)	(2,135,772)	(717,368)	(11,506,178)
Net increase	43,904	$435,467	184,494	$1,392,094
Total net increase (decrease) from capital share transactions	45,207	$455,688	6,050	$(2,127,716)

4. Investment Transactions

Purchases and sales of securities for the Fund, excluding short-term investments, for the year ended July 31, 2008 were $5,556,587 and $5,285,743 respectively. There were no purchases or sales of U.S. Government securities for the year ended July 31, 2008.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2008 (Unaudited)

5. Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund’s average daily net assets at the annual rate of 0.80% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.10% and 0.90%, respectively, through May 31, 2009, subject to later reimbursement by the Fund in certain circumstances. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund’s Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the six months ended July 31, 2008, the Adviser waived investment advisory fees for the Fund of $89,461. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund’s expenses, including such recouped amounts, do not exceed the stated expense limitations. During the six months ended July 31, 2008, the Adviser did not recoup any expenses. At July 31, 2008, the following amounts are subject to recoupment through July 31, 2011, July 31, 2010, and July 31, 2009, respectively.

	Expires July 31, 2011	Expires July 31, 2010	Expires July 31, 2009

Class K	$158,115	$144,616	$199,504
Class Y	$263,497	$292,079	$243,461

Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the “Plan”) which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund’s Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the period ended July 31, 2008, the Fund incurred distribution expenses of $6,247.

6. Investment Risks

As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2008 (Unaudited)

7. Federal Income Tax Information

At July 31, 2008, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$18,999,179
Gross unrealized appreciation	$5,317,917
Gross unrealized depreciation	(2,313,194)
Net unrealized appreciation on investments	$3,004,723

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
The tax basis of components of distributable net earnings at January 31, 2008 were as follows:

Undistributed ordinary income	$192,964
Accumulated capital and other losses	$768,090
Unrealized appreciation	3,158,231
Total accumulated earnings	$4,119,285

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from return of capital adjustments from real estate investment trusts and losses on wash sales.

The tax components of distributions paid during the fiscal years ending January 31, 2008 and January 31, 2007 were as follows:

	Year Ended January 31, 2008	Year Ended January 31, 2007
Distributions paid from:
Ordinary income	$352,383	$213,542
Net long-term capital gains	6,109,997	8,919,000
Unrecaptured section 1250 gain	95,073	209,672
Total distributions paid	$6,557,453	$9,342,214

8. Payments to Affiliates, Officers and Trustees

Certain officers or trustees of the Trust are also officers or trustees of the Adviser. During the six months ended July 31, 2008, the Trust made no direct payments to its officers and paid $21,500 to its unaffiliated trustees.

Adelante U.S. Real Estate Securities Fund

Proxy Voting Policies and Procedures (Unaudited)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2008, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings (Unaudited)

The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

Adelante U.S. Real Estate Securities Fund

Approval of Continuation of Investment Advisory Agreement
March 12, 2008

At their regular quarterly meeting held on March 12, 2008 at the offices of Adelante Capital Management LLC, the Fund’s investment adviser (the “Adviser” or “Adelante”), the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the continuation of the Advisory Agreement between the Adviser and Adelante U.S. Real Estate Securities Fund (the “Fund”).  On March 11, 2008, the Independent Trustees met in-person with their independent legal counsel in executive session to discuss their duties in determining whether to continue the Advisory Agreement and considerations relevant to that determination.

The Independent Trustees noted that no changes were being proposed to the Fund’s Advisory Agreement.  The Independent Trustees noted that the materials they had reviewed during their executive session included the following information: (i) executed copies of the Advisory Agreement and current expense cap side letter; (ii) a letter from the Independent Trustees’ independent legal counsel to Adelante, and Adelante’s response to, a detailed series of questions regarding, among other things, the Adviser’s services to the Fund, its profitability (if any) from managing the Fund, ideas for future growth of the Fund and other information of the type required by Section 15(c) of the 1940  Act;  (iii) a certification from Adelante that it has adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund; (iv) Adelante’s Form ADV; (v) Adelante’s balance sheet and statement of operations for the year ended December 31, 2007; (vi) reports provided by UMB Fund Services, LLC, the Administrator, regarding the Fund’s performance for the past 1-, 3- and 5-year and since inception periods as of January 31, 2008, and comparisons of the same to the Fund’s benchmarks and peer group for the same periods; and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursement by the Adviser) to its peer group.

During the in-person meeting held on March 12, 2008, the Independent Trustees interviewed Mr. Torres, President of Adelante and Portfolio Manager of the Fund, regarding the Fund’s performance.  Mr. Torres discussed the Fund’s current holdings and its performance compared to its benchmark, the Wilshire Index, and its peer group, Morningstar’s Real Estate funds category.  Mr. Torres explained that the Fund has a core real estate strategy and that it typically does not invest in certain non-core sectors, such as hotels, health care, manufactured housing and storage, included in the Wilshire Index.  He also noted that the Fund’s peer group includes international and global funds, while the Fund invests only in the United States.

Mr. Torres advised the Board that Adelante voluntarily had agreed to further reduce the total operating expenses (excluding interest, taxes, brokerage commissions and other investment related costs and extraordinary expenses) of the Fund’s Class K shares to 1.10% and Class Y shares to 0.90% through May 31, 2009, subject to later reimbursement by the Fund in certain circumstances.  The Independent Trustees requested that the new agreement require Adelante to provide at least 90 days advance notice if Adelante declines to renew the expense cap after May 31, 2009.

The Independent Trustees reported that they had received and evaluated such information as they deemed necessary to make their decision.  They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant.  They noted that this included information regarding Adelante that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Board in connection with its review of the Fund’s Advisory Agreement.  As a result, the Trustees noted as follows:

Adelante U.S. Real Estate Securities Fund

(a)
The Nature, Extent and Quality of Services – The Board reviewed the responses from Adelante as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs.  The Board noted that Adelante provides the services of its President as the Fund’s portfolio manager.  It noted that Adelante also provides various administrative staff, including traders and an experienced compliance officer who monitors compliance matters on a regular basis.  The Board noted that the Fund’s portfolio manager also manages a number of private accounts, and they sought and received assurances from Adelante that the portfolio manager’s current work load allows sufficient time to devote to Fund matters.  The Board then noted that Adelante was not proposing any changes to the level of services provided to the Fund.  Based on the responses from Adelante and its discussion with the representatives at the meeting, the Board determined that Adelante’s resources appear adequate.

(b)
Fund Performance –  The Trustees considered the fact that the Fund’s Class Y performance returns for the past 1 and 3 years exceeded those of the Index for the past one-year and three-year periods.  The Trustees noted that although the Fund’s performance return for the past year on an absolute basis was not positive, public real estate investment trusts (“REITs”) and mutual funds included in Morningstar’s “Real Estate” funds category generally had underperformed during 2007.  Overall, however, they noted that the Fund’s Class Y shares had achieved an annualized return since inception of 17.0%, which was comparable to the Index’s return for the same period.

(c)
Fee rates and Profitability – The Administrator reported that the Fund’s contractual management fee of 0.80% is slightly higher than the industry average for real estate funds, but that the Fund’s Class Y and Class K total expense ratios (after fee waivers and reimbursement) will be lower than the average total expense ratios of its peer group.  The Trustees noted that this was attributable to Adelante’s agreement to further reduce certain operating expenses of the Fund for an additional year.

The Trustees questioned whether Adelante provides advisory services regarding real estate securities to accounts other than the Fund and, if so, how the performance and fees of any similarly managed accounts compare to those of the Fund.  The Adviser informed the Trustees that Adelante serves as sub-adviser to another real estate mutual fund and as Adviser to a number of separately managed wrap accounts.  The Adviser stated that the fees received for serving as sub-adviser and wrap account manager were lower than the advisory fee charged to the Fund, but also noted that Adelante incurs much higher expenses as investment adviser to the Fund and also had waived all of its advisory fee in 2007 in order to cap certain operating expenses of the Fund.  The Adviser reported that the performance of these other accounts was similar to the performance of the Fund.

The Board then reviewed Adelante’s financial statements, and noted that the firm appeared to be financially sound.  The Board then asked the representatives about Adelante’s profitability from managing the Fund.  The Adviser reported that the Fund was neither profitable at the current asset level nor had it ever been since its inception.  The Adviser reported that it had collected a small portion of its advisory fee for one fiscal quarter in 2004, but it was insubstantial and was used to pay for Fund marketing expenses.  The Adviser informed the Board that the Advisory Agreement still is not profitable to Adelante due to the Fund’s small size.

The Board next discussed whether Adelante receives any benefits indirectly as a result of managing the Fund.  The Board noted that Adelante reported that it has a soft-dollar arrangement pursuant to which a small number of client trades were executed through a broker that provided research services to Adelante, and that the Fund had shared in this arrangement.  The Board noted that Adelante does not receive any 12b-1 fees from the Fund.

Adelante U.S. Real Estate Securities Fund

(d)	Economies of Scale – In determining the reasonableness of the advisory fees, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Board noted that the Fund’s assets are still growing, and Adelante has not yet realized any economies of scale from managing the Fund. Further, the Board noted that Adelante has agreed to further reduce the Fund’s operating expenses for an additional year.

The Independent Trustees noted their determination that the Fund’s advisory fees (after waiver and reimbursement by Adelante) were reasonable, and that its members were unanimously recommending that the Board renew the Fund’s Advisory Agreement.  As a result, the Trustees, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or Adelante, approved the continuance of the Advisory Agreement for an additional year.

Adelante U.S. Real Estate Securities Fund

TRUSTEES	William J. Klipp Scott MacKillop Kevin Malone Michael A. Torres
INVESTMENT ADVISER	Adelante Capital Management LLC 555 12th Street, Suite 2100 Oakland, CA 94607
ADMINISTRATOR AND FUND ACCOUNTANT	UMB Fund Services, Inc. 803 West Michigan Street Milwaukee, WI 53233
CUSTODIAN	UMB Bank, n.a. 928 Grand Boulevard Kansas City, MO 64106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Deloitte & Touche LLP 555 East Wells Street Milwaukee, WI 53202
LEGAL COUNSEL	Goodwin Procter LLP Exchange Place Boston, MA 02109
DISTRIBUTOR	UMB Distribution Services, LLC 803 West Michigan Street Milwaukee, WI 53233
DIVIDEND-DISBURSING AND TRANSFER AGENT	UMB Fund Services, Inc. c/o Adelante Funds 803 West Michigan Street Milwaukee, WI 53233

This report is submitted for the general information of shareholders of Adelante Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Adelante U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

LE 410 0708

Item 2.  Code of Ethics

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N–CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N–CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no significant change in the Registrant’s internal control over financial reporting (as defined in Rule 30a–3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Code of Ethics: Not applicable for semi-annual reports

(2)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer
September 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer
September 30, 2008

/s/ Mark A. Hoopes
Mark A. Hoopes
Principal Financial Officer
September 30, 2008